Share-Based Compensation and Other Related Information - Summary of Stock Options Outstanding on Exercise Prices (Detail) pure in Thousands	Dec. 31, 2018 CAD ($) yr	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding	4,897	7,295	10,675
Weighted average exercise price, options outstanding | $	$ 24.35	$ 26.02	$ 28.03
Weighted average remaining contractual life (years), options outstanding | yr	2.8
Options outstanding and exercisable	4,310	5,252
Weighted average exercise price, options exercisable | $	$ 24.91	$ 27.39
Weighted average remaining contractual life (years), options exercisable | yr	2.6
C$4.17 - C$4.50 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding	192
Weighted average exercise price, options outstanding | $	$ 4.32
Weighted average remaining contractual life (years), options outstanding | yr	1.7
Options outstanding and exercisable	192
Weighted average exercise price, options exercisable | $	$ 4.32
Weighted average remaining contractual life (years), options exercisable | yr	1.7
C$20.27 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding	1,863
Weighted average exercise price, options outstanding | $	$ 20.27
Weighted average remaining contractual life (years), options outstanding | yr	4.2
Options outstanding and exercisable	1,276
Weighted average exercise price, options exercisable | $	$ 20.27
Weighted average remaining contractual life (years), options exercisable | yr	3.9
C$27.15 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding	1,770
Weighted average exercise price, options outstanding | $	$ 27.15
Weighted average remaining contractual life (years), options outstanding | yr	3.2
Options outstanding and exercisable	1,770
Weighted average exercise price, options exercisable | $	$ 27.15
Weighted average remaining contractual life (years), options exercisable | yr	3.2
C$30.41 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding	1,072
Weighted average exercise price, options outstanding | $	$ 30.41
Weighted average remaining contractual life (years), options outstanding | yr	0.2
Options outstanding and exercisable	1,072
Weighted average exercise price, options exercisable | $	$ 30.41
Weighted average remaining contractual life (years), options exercisable | yr	0.2